Business and Organization - Additional Information (Detail)			6 Months Ended
	Mar. 06, 2015 USD ($) $ / shares shares	Feb. 28, 2015 USD ($) shares	Jun. 30, 2015 USD ($) $ / shares shares	Apr. 13, 2015 $ / shares	Dec. 31, 2014 $ / shares shares
Organization and Financial Statements Disclosure [Line Items]
Common stock, shares issued | shares			14,508,177		4,944,000
Redemption of pre merger common stock shares | shares	5,000,000
Aggregate consideration of redemption	$ 70,000
Professional costs	$ 30,000
Percentage of capital stock held by prior Kura's stockholders upon completion of merger and redemption	100.00%
Proceeds from issuance of common stock, net			$ 47,841,000
Conversion of convertible promissory notes and accrued interest, Shares | shares		1,204,870
Reverse merger common share exchange ratio			0.5
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Private Placement
Organization and Financial Statements Disclosure [Line Items]
Common stock, shares issued | shares	8,280,696
Common stock, issued price per share | $ / shares	$ 6.32
Proceeds from issuance of common stock, net	$ 52,300,000
Convertible promissory notes accrued interest		$ 115,000
Conversion of common stock		$ 7,500,000